Exhibit 99.1

World Omni Auto Receivables Trust 2021-A
Monthly Servicer Certificate
August 31, 2021

Dates Covered
Collections Period	08/01/21 - 08/31/21
Interest Accrual Period	08/16/21 - 09/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	09/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/21	866,951,550.02	39,336
Yield Supplement Overcollateralization Amount 07/31/21	40,815,413.40	0
Receivables Balance 07/31/21	907,766,963.42	39,336
Principal Payments	36,620,190.73	958
Defaulted Receivables	638,963.41	26
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/21	38,715,515.31	0
Pool Balance at 08/31/21	831,792,293.97	38,352

Pool Statistics	$ Amount	# of Accounts
Pool Factor	75.20%
Prepayment ABS Speed	1.83%
Aggregate Starting Principal Balance	1,157,521,164.95	46,418

Delinquent Receivables:
Past Due 31-60 days	4,402,650.89	186
Past Due 61-90 days	1,076,466.41	50
Past Due 91-120 days	205,884.91	10
Past Due 121+ days	0.00	0
Total	5,685,002.21	246

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.65%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.15%
Delinquency Trigger Occurred	NO

Recoveries	502,343.59
Aggregate Net Losses/(Gains) - August 2021	136,619.82
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.18%
Prior Net Losses Ratio	0.22%
Second Prior Net Losses Ratio	0.16%
Third Prior Net Losses Ratio	0.29%
Four Month Average	0.21%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.11%

Overcollateralization Target Amount	9,565,611.38
Actual Overcollateralization	9,565,611.38
Weighted Average Contract Rate	3.61%
Weighted Average Contract Rate, Yield Adjusted	5.78%
Weighted Average Remaining Term	54.98

Flow of Funds	$ Amount
Collections	39,904,231.76
Investment Earnings on Cash Accounts	155.58
Servicing Fee	(756,472.47)
Transfer to Collection Account	0.00
Available Funds	39,147,914.87

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	182,539.64
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	17,616.00
(5) Noteholders' Second Priority Principal Distributable Amount	8,669,313.22
(6) Class C Interest	12,252.33
(7) Noteholders' Third Priority Principal Distributable Amount	16,520,000.00
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	9,565,611.38
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	4,180,582.30

Total Distributions of Available Funds	39,147,914.87

Servicing Fee	756,472.47
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,048,620,000.00
Original Class B	33,030,000.00
Original Class C	16,520,000.00

Total Class A, B, & C
Note Balance @ 08/16/21	856,981,607.19
Principal Paid	34,754,924.60
Note Balance @ 09/15/21	822,226,682.59

Class A-1
Note Balance @ 08/16/21	0.00
Principal Paid	0.00
Note Balance @ 09/15/21	0.00
Note Factor @ 09/15/21	0.0000000%

Class A-2
Note Balance @ 08/16/21	316,811,607.19
Principal Paid	34,754,924.60
Note Balance @ 09/15/21	282,056,682.59
Note Factor @ 09/15/21	77.7015655%

Class A-3
Note Balance @ 08/16/21	390,600,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	390,600,000.00
Note Factor @ 09/15/21	100.0000000%

Class A-4
Note Balance @ 08/16/21	100,020,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	100,020,000.00
Note Factor @ 09/15/21	100.0000000%

Class B
Note Balance @ 08/16/21	33,030,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	33,030,000.00
Note Factor @ 09/15/21	100.0000000%

Class C
Note Balance @ 08/16/21	16,520,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	16,520,000.00
Note Factor @ 09/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	212,407.97
Total Principal Paid	34,754,924.60
Total Paid	34,967,332.57

Class A-1
Coupon	0.13857%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.17000%
Interest Paid	44,881.64
Principal Paid	34,754,924.60
Total Paid to A-2 Holders	34,799,806.24

Class A-3
Coupon	0.30000%
Interest Paid	97,650.00
Principal Paid	0.00
Total Paid to A-3 Holders	97,650.00

Class A-4
Coupon	0.48000%
Interest Paid	40,008.00
Principal Paid	0.00
Total Paid to A-4 Holders	40,008.00

Class B
Coupon	0.64000%
Interest Paid	17,616.00
Principal Paid	0.00
Total Paid to B Holders	17,616.00

Class C
Coupon	0.89000%
Interest Paid	12,252.33
Principal Paid	0.00
Total Paid to C Holders	12,252.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1934199
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	31.6480368
Total Distribution Amount	31.8414567

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1236409
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	95.7435939
Total A-2 Distribution Amount	95.8672348

A-3 Interest Distribution Amount	0.2500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.2500000

A-4 Interest Distribution Amount	0.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.4000000

B Interest Distribution Amount	0.5333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.5333333

C Interest Distribution Amount	0.7416665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.7416665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	249.44
Noteholders' Third Priority Principal Distributable Amount	475.33
Noteholders' Principal Distributable Amount	275.23

Account Balances	$ Amount
Reserve Account
Balance as of 08/16/21	5,504,632.16
Investment Earnings	128.64
Investment Earnings Paid	(128.64)
Deposit/(Withdrawal)	-
Balance as of 09/15/21	5,504,632.16
Change	-

Required Reserve Amount	5,504,632.16

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,689,959.26	$4,418,694.98	$4,899,842.46
Number of Extensions	169	163	169
Ratio of extensions to Beginning of Period Receivables Balance	0.52%	0.47%	0.50%